ACQUISITION OF 10062771 MANITOBA LTD (Tables)	12 Months Ended
Jun. 30, 2023
ACQUISITION OF 10062771 MANITOBA LTD (Tables)
Schedule of assets acquired and liabilities assumed
Cash	29,795
Prepaid expense	4,595
Inventory	72,265
Furnitures and fixtures	12,251
Leasehold improvements	3,889
Right-of-use assets	101,333
Lease liabilities	(101,333)
Other liabilities assumed	(101,317)
Total identifiable net assets acquired	21,478

fair value of non-controlling interest at the acquisition
$
Cash consideration transferred	150,000
Ownership acquired	51%
Fair value of Manitoba Ltd	294,118
Fair value attributable to the controlling interests of Manitoba Ltd	(150,000)
Non-controlling interest	144,118

Schedule of recognition of intangible assets license
$
Cash consideration	150,000
Consideration received by Manitoba Ltd.	(150,000)
Non-controlling interests	144,118
Deferred tax liability	45,359
Fair value of identifiable assets	(21,478)
Fair value of licenses	167,999